Note 14 - Employee Benefits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Compensation and Employee Benefit Plans [Text Block]
14.	EMPLOYEE BENEFITS

Employee Retirement Plan

The Bank maintains section 401(k) employee savings and investment plans for all full-time employees and officers of the Bank who are at least 21 years of age. The Bank’s contributions to the plans are discretionary, and were based on 50% matching of voluntary contributions up to 6% of compensation for the years ended December 31, 2020 and 2019. Employee contributions are vested at all times, and MBC contributions are fully vested after six years beginning at the second year in 20% increments. Special vesting provisions are in place for legacy Liberty employees with 3 or more years of service. Contributions for 2020 and 2019 to these plans amounted to $350,000 and $319,000, respectively.

Executive Deferred Compensation Plans

The Company maintains executive deferred compensation plans to provide post-retirement payments to members of senior management. The plan agreements are noncontributory, defined contribution arrangements that provide supplemental retirement income benefits to several officers, with contributions made solely by the Bank. Accrued executive deferred compensation amounted to $1.7 million and $1.5 million as of December 31, 2020 and 2019, respectively. During 2020 and 2019, the Company recognized nonqualified deferred compensation expense of $240,000 and $260,000, respectively, to the plans.

Stock Option and Restricted Stock Plan

In 2007, the Company adopted the 2007 Omnibus Equity Plan (the “2007 Plan”) for granting incentive stock options, nonqualified stock options, and restricted stock to key officers and employees and nonemployee directors of the Company. 320,000 shares of common stock were reserved for issuance under the 2007 Plan, which expired ten years from the date of board approval of the plan. Although the 2007 Plan expired in 2017, there remain outstanding 12,150 shares in incentive stock options awards granted under the 2007 Plan. The per share exercise price of an option granted is not less than the fair value of a share of common stock on the date the option was granted.

In 2017, the Company adopted the 2017 Omnibus Equity Plan (the “2017 Plan”) for granting incentive stock options, nonqualified stock options, restricted stock and other equity awards to key officers and employees and nonemployee directors of the Company. The Company’s stockholders approved the 2017 Plan at the annual meeting of the stockholders held on May 10, 2017. A total of 448,000 shares of authorized and unissued or issued common stock are reserved for issuance under the 2017 Plan, which expires ten years from the date of board approval of the plan. The per share exercise price of an option granted will not be less than the fair value of a share of common stock on the date the option is granted. Remaining available shares that can be issued under the 2017 Plan were 386,188 at December 31, 2020.

The following table presents share data related to the outstanding options:

	Shares	Weighted- average Exercise Price Per Share

Outstanding, January 1, 2020	14,500	$8.78
Exercised	(2,350)	8.78

Outstanding, December 31, 2020	12,150	$8.78

Exercisable, December 31, 2020	12,150	$8.78

The total intrinsic value of outstanding in-the-money exercisable stock options was $166,759 and $251,068 at December 31, 2020 and 2019, respectively.

No options were granted for the years ended December 31, 2020 and 2019. The Company recognizes compensation expense in the amount of fair value of the options at the grant date and as an addition to stockholders’ equity.

For the years ended December 31, 2020 and 2019, the Company recorded $0 and $265,000, respectively, of compensation cost related to vested stock options. As of December 31, 2020, there was no unrecognized compensation cost related to vested stock options.

For the years ended December 31, 2020 and 2019, 2,350 and 200 options were exercised resulting in net proceeds to the participant of $18,000 and $0 for December 31, 2020 and 2019, respectively.

During 2020 and 2019, the Compensation Committee of the Board of Directors of the Company granted awards of restricted stock for an aggregate amount of 23,648 and 29,130 shares, respectively, to certain employees of the Bank. The expense recognized for all outstanding awards was $271,000 and $184,000 for the years ended 2020 and 2019, respectively. The number of restricted stock shares earned or settled will depend on certain conditions and are also subject to service period-based vesting. The award recipient must maintain service with Middlefield Banc Corp. and affiliates until the third anniversary of the award to satisfy the service condition. The market condition will be satisfied if the average total shareholder annual return (“TSR”) on Middlefield Banc Corp. stock for the three subsequent years is at least 10.00% for 2019 and 2020.

The existence of a market condition, TSR, dictates that these awards be marked to market on a quarterly basis using a Monte Carlo simulation. They are recorded through the vesting period as a liability since a portion is payable in cash. The liability for these accrued officer benefits was $581,000 and $694,000 for the years ended December 31, 2020 and December 31, 2019, respectively.

The Company recognized restricted stock forfeitures in the period they occur.

The following table presents the activity during 2020 related to awards of restricted stock:

	Units	Weighted- average Grant Date Fair Value Per Unit
Nonvested at January 1, 2020	56,066	$21.67
Granted	22,574	26.09
Vested	(11,006)	19.35
Nonvested at December 31, 2020	67,634	$23.51
Expected to vest at December 31, 2020	18,622	$24.02

As of December 31, 2020, there was $272,000 of total unrecognized compensation cost related to nonvested restricted shares granted under the 2017 Plan. The cost is expected to be recognized over a weighted-average period of 1.45 years. The total fair value of shares vested during the years ended December 31, 2020 and 2019 was $208,000, and $265,000, respectively.